Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2017
Repurchase agreements and securities lending transactions accounted for as secured borrowings

21. Repurchase agreements and securities lending transactions accounted for as secured borrowings

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2017 and September 30, 2017:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2017
Repurchase agreements	249	12,700	3,897	1,124	17,970
Securities lending transactions	320	1,359	—	240	1,919

Total	569	14,059	3,897	1,364	19,889

September 30, 2017
Repurchase agreements	534	13,199	4,596	1,193	19,522
Securities lending transactions	2,177	463	—	233	2,873

Total	2,711	13,662	4,596	1,426	22,395

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2017 and September 30, 2017:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2017
Japanese government bonds and Japanese local government bonds	1,127	1,152
Foreign government bonds and foreign agency mortgage-backed securities	15,782	375
Commercial paper and corporate bonds	294	47
Equity securities	578	320
Other	189	25

Total (Note)	17,970	1,919

September 30, 2017
Japanese government bonds and Japanese local government bonds	1,156	1,767
Foreign government bonds and foreign agency mortgage-backed securities	17,332	453
Commercial paper and corporate bonds	377	47
Equity securities	514	583
Other	143	23

Total (Note)	19,522	2,873

Note:	Amounts exceeded the gross amounts recognized in Note 20 “Offsetting of financial assets and financial liabilities” by ¥985 billion and ¥1,627 billion, at March 31, 2017 and September 30, 2017, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a daily basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.